Subsequent Events (Details) - USD ($)	Aug. 30, 2024	Aug. 12, 2024	Mar. 12, 2023	Mar. 08, 2023
Common Class A [Member]
Subsequent Events [Line Items]
Aggregate of common shares	14,095,200
2022 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Aggregate of common shares			6,700	50,000
2022 Share Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares		120,000
Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1.38
Aggregate of purchase price (in Dollars)	$ 19,451,376
Forecast [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Aggregate of common shares	14,095,200
Private placement of common shares	1,268,568
Forecast [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Private placement of common shares	1,268,568